STOCK BASED COMPENSATION (Details) - Employee Stock Option [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
Annual dividend yield	0.00%
Expected life (years)	7 years 4 months 24 days
Risk-free interest rate	1.42%
Expected volatility	87.60%
Common stock price	$ 0.10